UNITED STATES SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-8255

Exact name of registrant
as specified in charter:	The World Funds, Inc.

Address of principal
executive offices:	8730 Stony Point Parkway
Suite 205
Richmond, VA 23235

Name and address
of agent for service:	Jones & Keller, P.C.
1999 Broadway, Suite 3150
Denver, CO. 80202

Registrant’s telephone number,
including area code:	(800) 527-9525

Date of fiscal year end:	August 31

Date of reporting period:	February 28, 2014

Item  #1.      Reports to Stockholders.

Semi-Annual Report to Shareholders

TOREADOR INTERNATIONAL FUND

     A series of
The World Funds, Inc.
A “Series” Investment Company

For the Six Months Ended
February 28, 2014
(Unaudited)

Important Disclosure Statements

The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read and considered carefully before investing. The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that investor’s shares, when redeemed, may be worth more or less than their original cost. You may obtain a current copy of the Fund’s prospectus by calling 1-800-527-9525. Distributed by First Dominion Capital Corp., Richmond, VA.

Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-800-527-9525.

Information provided with respect to the Fund’s Portfolio Holdings, Sector Weightings, Number of Holdings and Expense Ratios are as of February 28, 2014 and are subject to change at any time.

The opinions presented in this document are those of the portfolio manager as of the end of this period and may change at any time. Information contained in this document was obtained from sources deemed to be reliable, but no guarantee is made as to the accuracy of such information. Nothing presented in this document may be construed as an offer to purchase or sell any security.

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	COMMON STOCK	98.19%

	AUSTRALIA	3.87%
370,680	Arrium Ltd		$511,479
102,920	Fortescue Metals Group		500,033
108,841	Insurance Australia Group		527,828
15,638	Woodside Petroleum LTD		530,021

			2,069,361

	AUSTRIA	0.99%
11,636	OMV AG		529,652

	BELGIUM	1.03%
7,679	Delhaize Group Spon ADR		550,047

	BERMUDA	2.02%
539,133	First Pacific Co.		534,187
3,951,261	Hanergy Solar Group LTD*		549,833

			1,084,020

	CANADA	6.28%
24,582	Brookfield Residential Properties*		546,950
18,069	Genworth MI Canada Inc.		587,238
7,058	Home Capital Group Inc.		551,030
8,195	Methanex Corp.		576,354
10,666	Open Text Corp.*		543,646
50,092	Prescision Drilling Corp.		554,018

			3,359,236

	CAYMAN ISLANDS	2.05%
215,970	China Conch Venture Holdings*		518,693
120,309	Wynn Macau LTD		578,200

			1,096,893

	DENMARK	1.03%
19,724	Topdanmark A/S*		549,531

	FINLAND	1.03%
30,295	UPM-Kymmene OYJ		550,421

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	FRANCE	6.15%
2,770	Christian Dior		$548,017
22,161	GDF Suez		568,770
4,570	Pernod Ricard SA		538,124
15,498	Scor SE		543,044
5,148	Sodexo		549,397
8,180	Thales SA		543,208

			3,290,560

	GERMANY	6.12%
2,309	Continental AG		562,169
3,414	Fresennius SE & Co KGAA		530,725
2,492	Muenchener Rueckver AG-R		545,828
5,038	Porsche Automobile Holding-P		529,937
14,000	Software AG		557,914
11,737	United Internet AG-REG S		546,321

			3,272,894

	GREECE	1.04%
64,465	Hellenic Telecom Organization Sa Spon ADR		556,978

	GREAT BRITAIN	12.21%
211,536	Afren PLC*		576,734
34,751	Antofagasta PLC		524,068
19,530	Bae Systems Plc -Spon ADR		540,005
120,553	Beazley PLC		532,990
12,019	Berkeley Group Holdings		551,714
7,870	BT Group PLC-Spon ADR		542,794
29,918	Capita Group PLC		571,182
159,953	Itv PLC*		540,836
64,056	Meggitt PLC		540,664
3,223	Shire PLC		532,278
100,500	TalkTalk Telecom Group		532,693
13,296	Unilever PLC-Spon ADR		545,535

			6,531,493

	HONG KONG	2.12%
56,631	Galaxy Entertainment Group		567,682
546,222	Guangdong Investment LTD		568,659

			1,136,341

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	IRELAND	1.02%
9,587	Ryanair Holdings PLC-SP ADR*		$544,158

	ITALY	2.09%
164,613	Fondiaria-SAI SPA*		563,162
16,837	GTECH SAP		556,954

			1,120,116

	JAPAN	11.92%
176,200	Acom Co. LTD*		504,020
8,800	Astellas Pharma Inc.		568,448
31,900	Daiichi Sankyo Co. LTD		547,500
14,600	Japan Petroleum ExplorationiTobacco Inc.		532,053
91,000	Mitsubishi UFJ Financial Group Inc.		523,286
33,900	Nippon Meat Packers Inc.		541,975
102,400	Resona Holdings Inc.		531,661
43,900	SBI Holdilngs Inc.		520,366
110,400	Sumitomo Mitsui Trust Holdilngs		515,878
57,809	Sumitomo Mitsui-Spons ADR		523,171
225,200	Teijin LTD		538,292
13,000	West Japan Railway Co.		531,054

			6,377,704

	LUXEMBOURG	0.93%
5,029	Altisource Portfolio SOL*		494,753

	NETHERLANDS	3.05%
2,855	Core Laboratories N.V.		536,883
6,246	Lyondellbasell Indu-CLASS A		550,148
13,434	Sensata Technologies Holding*		545,958

			1,632,989

	NEW ZEALAND	1.07%
54,819	TeleCom New Zealand-Spon ADR		570,940

	NORWAY	1.01%
48,873	Marine Harvest ASA		540,688

	SPAIN	1.99%
14,817	ACS Actividades Cons Y S		532,786
44,433	Gestevision Telecinco SA*		532,222

			1,065,008

TOREADOR INTERNATIONAL FUND
SCHEDULE OF INVESTMENTS
February 28, 2014
(unaudited)

Number
of		% of
Shares	Security Description	Net Assets	Fair Value

	SWEDEN	2.07%
9,882	Axfood AB		$561,868
70,770	Teliasonera AB		545,301

			1,107,169

	SWITZERLAND	5.17%
6519	Adecco SA-REG		562,123
6611	Aryzta AG		550,917
541	Galenica AG-REG		574,290
6,506	Novartis AG-ADR		541,169
5,771	Swiss Re Ltd-Spon ADR		539,473

			2,767,972

	UNITED STATES	21.93%
173,990	Ishares Msci Eafe Index Fund ETF		11,735,626

	TOTAL COMMON STOCKS
	(Cost: $51,514,860)	98.19%	52,534,550

	PREFERRED STOCK	0.50%

	GREAT BRITAIN	0.50%
18,728	Data Art(1)*		269,009

	TOTAL PREFERRED STOCK
	(Cost: $198,552)		269,009

	TOTAL INVESTMENTS	98.69%	52,803,559
	(Cost: $51,713,412)
	Other assets, net of liabilities	1.31%	702,054

	NET ASSSETS	100.00%	$53,505,613

*Non-income producing (security considered non-income producing if at least one dividend has not been paid during the last year preceding the date of the Fund’s related balance sheet).

(1) - Restricted security . The aggregate value of such securities is 0.51% of total market value of investments and they have been fair valued under procedures established by the Fund’s Board of Directors.

ADR - Security represented is held by the custodian bank in the form of American Depositary Receipts.

GDR - Security represented is held by the custodian bank in the form of Global Depositary Receipts.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF ASSETS AND LIABILITIES
February 28, 2014 (unaudited)

ASSETS
Investments at fair value (identified cost of $51,713,412)	$52,803,559
Cash and cash equivalents	228,179
Receivable for capital stock sold	31,252,287
Dividends receivable	112,017
Prepaid expenses	57,196

TOTAL ASSETS	84,453,238

LIABILITIES
Unrealized loss on foreign spot contracts	707
Payable for securities purchased	30,824,727
Payable for capital stock redeemed	11,770
Accrued investment management fees	85,402
Accrued 12b-1 fees	3,190
Accrued administrative and transfer agent fees	1,145
Accrued custodian and accounting fees	20,614
Other accrued expenses	70

TOTAL LIABILITIES	30,947,625

NET ASSETS	$53,505,613

Net Assets Consist of :
Paid-in-capital applicable to 2,921,827 $0.01 par value shares of common stock outstanding; 50,000,000 shares authorized	$77,522,812
Accumulated net investment income (loss)	14,391
Accumulated net realized gain (loss) on investments and foreign currency transactions	(25,107,327)
Net unrealized appreciation (depreciation) of investments and foreign currency	1,075,737

Net Assets	$53,505,613

NET ASSET VALUE PER SHARE
Investor Class
($16,166,479 / 922,066 shares outstanding; 20,000,000 authorized)	$17.53

Class C
($505,681 / 32,690 shares outstanding; 15,000,000 authorized)	$15.47

Class I
($36,833,453 / 1,967,071 shares outstanding; 15,000,000 authorized)	$18.73

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF OPERATIONS
Six months ended February 28, 2014 (unaudited)

INVESTMENT INCOME
Dividend (net of foreign tax withheld of $14,090)	$168,201
EXPENSES
Investment management fees (Note 2)	79,977
Rule 12b-1and servicing fees (Note 2)
Investor Class	13,132
Class C	2,466
Recordkeeping and administrative services (Note 2)	21,616
Accounting fees	8,756
Custody fees	26,805
Transfer agent fees (Note 2)	14,324
Professional fees	16,033
Filing and registration fees (Note 2)	8,974
Directors fees	1,449
Compliance fees	4,571
Shareholder services and reports (Note 2)	13,521
Other	7,699

Total expenses	219,323
Management fee waivers (Note 2)	(79,977)
Reimbursed expenses	(1,999)

Net Expenses	137,347

Net investment income (loss)	30,854

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES AND RELATED TRANSACTIONS
Net realized gain (loss) on investments	1,515,947
Net realized gain (loss) on foreign currency transactions	(16,463)
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	551,790

Net realized and unrealized gain (loss) on investments and foreign currencies and related transactions	2,051,274

INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$2,082,128

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
STATEMENT OF CHANGES IN NET ASSETS

	Six months ended
	February 28, 2013	Year ended
	(unaudited)	August 31, 2013

Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$30,854	$(72,600)
Net realized gain (loss) on investments and foreign currency transactions	1,499,484	335,263
Net increase (decrease) in unrealized appreciation (depreciation) of investments and foreign currencies	551,790	509,871

Increase (decrease) in net assets from operations	2,082,128	772,534

CAPITAL STOCK TRANSACTIONS (Note 5)
Shares sold
Investor Class	6,759,573	2,585,584
Class C	30,986	14,614
Class I	35,435,256	785,070
Shares redeemed
Investor Class	(1,438,609)	(5,008,278)
Class C	(41,596)	(262,118)
Class I	(98,645)	(274,085)

Increase (decrease) in net assets from capital stock transactions	40,646,965	(2,159,213)

NETASSETS
Increase (decrease) during period	42,729,093	(1,386,679)
Beginning of period	10,776,520	12,163,199

End of period (including undistributed net investment income of $14,391 and $-, respectively)	$53,505,613	$10,776,520

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Investor Class Shares(2)

	Six Months ended		Years ended August 31,

	February 28, 2014
	(unaudited)		2013(B)	2012		2011	2010	2009

Net asset value, beginning of period	$15.14		$13.90	$20.92		$19.22	$15.29	$47.18

Investment activities
Net investment income (loss)(1)	0.04		(0.10)	(0.12)		(0.20)	(0.23)	(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.35		1.34	(6.90)		1.90	4.31	(25.55)

Total from investment activities	2.39		1.24	(7.02)		1.70	4.08	(25.60)

Distributions
Net realized gain	-		-	-		-	(0.15)	(6.29)

Total distributions	-		-	-		-	(0.15)	(6.29)

Net asset value, end of period	$17.53		$15.14	$13.90		$20.92	$19.22	$15.29

Total Return	15.85	%**	8.92%	(33.56%)		8.84%	26.66%	(45.56%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.18	%*	3.74%	4.13	%(A)	3.02%	3.21%	3.30%
Expenses, net of management fee waivers and reimbursements	2.00	%*	2.27%	3.18	%(A)	2.75%	2.75%	2.75%
Net investment income (loss)	0.21	%*	(0.70%)	(0.68%)		(0.85%)	(1.20%)	(0.33%)
Portfolio turnover rate	117.56	%**	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of period (000’s)	$16,166		$9,179	$10,885		$23,624	$29,868	$29,270

*	Annualized

**	Not annualized

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

(2)	Effective January 2, 2013, Class A shares were re-designated Investor Shares.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Class C Shares

	Six Months ended		Years ended August 31,

	February 28, 2014
	(unaudited)		2013(B)	2012		2011	2010	2009

Net asset value, beginning of period	$13.39		$12.39	$18.78		$17.38	$13.93	$45.07

Investment activities
Net investment income (loss)(1)	(0.02)		(0.19)	(0.22)		(0.33)	(0.34)	(0.16)
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.10		1.19	(6.17)		1.73	3.94	(24.69)

Total from investment activities	2.08		1.00	(6.39)		1.40	3.60	(24.85)

Distributions
Net realized gain	-		-	-		-	(0.15)	(6.29)

Total distributions	-		-	-		-	(0.15)	(6.29)

Net asset value, end of period	$15.47		$13.39	$12.39		$18.78	$17.38	$13.93

Total Return	15.53	%**	8.07%	(34.03%)		8.06%	25.82%	(46.07%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	3.93	%*	4.49%	4.89	%(A)	3.77%	3.96%	4.05%
Expenses, net of management fee waivers reimbursements	2.75	%*	3.02%	3.94	%(A)	3.50%	3.50%	3.50%
Net investment income (loss)	(0.16	%)*	(1.45%)	(1.43%)		(1.60%)	(1.95%)	(1.11%)
Portfolio turnover rate	117.56	%**	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of period (000’s)	$506		$447	$659		$1,345	$1,624	$1,531

*	Annualized

**	Not annualized

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
FINANCIAL HIGHLIGHTS
SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD

	Institutional Class Shares

	Six Months ended		Years ended August 31,

	February 28, 2014
	(unaudited)		2013(B)	2012		2011	2010	2009

Net asset value, beginning of period	$16.15		$14.79	$22.30		$20.44	$16.25	$48.85

Investment activities
Net investment income (loss)(1)	0.06		(0.07)	(0.08)		(0.15)	(0.20)	0.05
Net realized and unrealized gain (loss) on investments and foreign currency transactions	2.52		1.43	(7.43)		2.01	4.54	(26.36)

Total from investment activities	2.58		1.36	(7.51)		1.86	4.34	(26.31)

Distributions
Net realized gain	-		-	-		-	(0.15)	(6.29)

Total distributions	-		-	-		-	(0.15)	(6.29)

Net asset value, end of period	$18.73		$16.15	$14.79		$22.30	$20.44	$16.25

Total Return	15.98	%**	9.20%	(33.68%)		9.10%	26.69%	(45.46%)
Ratios/Supplemental Data
Ratio to average net assets
Expenses, gross	2.93	%*	3.49%	3.88	%(A)	2.77%	2.96%	3.05%
Expenses, net of management fee waivers and reimbursements	1.75	%*	2.02%	2.93	%(A)	2.50%	2.50%	2.50%
Net investment income (loss)	0.33	%*	(0.45%)	(0.43%)		(0.60%)	(0.95%)	0.35%
Portfolio turnover rate	117.56	%**	224.42%	37.69%		54.05%	93.41%	53.64%
Net assets, end of period (000’s)	$36,833		$1,151	$620		$12,138	$17,274	$18,288

*	Annualized

**	Not annualized

(A)	Expense ratio includes expenses incurred for changing investment advisors effective August 2, 2012 that are outside the scope of the expense limitation agreement. Exclusion of these expenses from the expense ratio would result in 0.43% reduction in the expense ratio for the year ended August 31, 2012.

(B)	Effective December 27, 2012, the shareholders voted to approve Toreador Research & Trading, LLC to act as investment advisor to the Fund and to change the Fund’s investment objective and strategy from a Russia focused fund to an international fund.

(1)	Per share amounts calculated using the average number of shares outstanding.

See Notes to Financial Statements

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited)

NOTE 1 – SIGNIFICANT ACCOUNTING POLICIES

     The Toreador International Fund (the "Fund"), formerly the Third Millennium Russia Fund, is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 (Investor Class (formerly Class A): 20,000,000; Class C: 15,000,000; Class I: 15,000,000) of its 1,500,000,000 shares of $.01 par value common stock. Initial outside investors purchased Class A shares of the Fund on June 29, 1998. However, investment operations of the Fund did not commence for Class A shares until October 1, 1998. Commencement of operations for Class C shares was December 3, 2003 and January 30, 2004 for Class I shares. Effective January 2, 2013, the Class A shares were re-designated as Investor Class shares.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

     The investment objective of the Fund is to seek to achieve capital appreciation.

Security Valuation

     The Fund’s securities are valued at current market prices. Investments in securities traded on a principal exchange (U.S. or foreign) and on the NASDAQ National Market System are valued at the last reported sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the average of the bid and ask price on the valuation date. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund’s Board of Directors. Short-term debt securities (less than 60 days to maturity) are valued at their fair value using amortized cost. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Securities for which market quotations are not readily available are valued on a consistent basis at fair value as determined in good faith by or under the direction of the Fund’s officers in a manner specifically authorized by the Board of Directors of the Fund. Depositary Receipts will be valued at the closing price of the instrument last determined prior to time of valuation unless the Fund is aware of a material change in value. Securities for which such a value cannot be readily determined will be valued at the closing price of the underlying security adjusted for the exchange rate. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market value. Portfolio securities which are primarily traded on

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

foreign exchanges are generally valued at the closing price on the exchange on which they are traded, and those values are then translated in U.S. dollars at the current exchange rate. Generally, trading in corporate bonds, U.S. government securities and money market instruments is substantially completed each day at various times before the scheduled close of the NYSE. The value of these securities used in computing the net asset value (“NAV”) is determined as of such times.

     The Fund has a policy that contemplates the use of fair value pricing to determine the NAV per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security.

     When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing. However, fair values determined pursuant to The Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

     In accordance with GAAP, “Fair Value” is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the company’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

     The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

     The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     The following is a summary of the inputs used to value the Fund’s investments as of February 28, 2014:

		Level 2
		Other	Level 3
	Level 1	Significant	Significant
	Quoted	Observable	Unobservable
	Prices	Inputs	Inputs	Total

Common Stocks	$52,534,550	$-	$-	$52,534,550

Preferred Stocks	-	-	269,009	269,009

	$52,534,550	$-	$269,009	$52,803,559

     Refer to the Fund’s Schedule of Investments for a listing of securities by security type and country.

     During the six months ended February 28, 2014, there were no transfers between Level 1 and Level 2.

     The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investment in Securities

Balance at 08/31/13	$269,009
Total realized gain (loss)	-
Change in unrealized
appreciation/depreciation	-
Cost of purchases	-
Proceeds from sales	-
Transfer into Level 3	-
Transfer out of Level 3	-

Balance at 02/28/14	$269,009

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

     The chart below represents quantitative disclosure about significant unobservable inputs for Level 3 fair value measurements:

Security	Fair Value at 8/31/13	Valuation Technique	Observable Inputs	Unobservable Inputs	Range
Data Art Enterprises, Inc., Preferred	$269,009	Independent confirmation	Cost Prior transaction analysis Offer from company to buy shares	Lack of marketability	10% - 30%

Security Transactions and Income

     Security transactions are accounted for on the trade date. The cost of securities sold is generally determined on a specific identification basis. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Cash and Cash Equivalents

     Cash and cash equivalents consist of overnight deposits with the custodian bank which earn interest at the current market rate.

Accounting Estimates

     In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

     The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

     The Fund recognizes tax benefits on certain tax positions only where the position is “more likely than not” to be sustained assuming investigation from tax authorities. Management has reviewed the Fund’s tax positions for each of the open tax years (2011-2013) or expected to be taken in the Fund’s 2014 tax returns. The Fund has identified its major tax jurisdiction to be U.S. tax authorities. The Fund is

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Reclassification of Capital Accounts

     GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the six months ended February 28, 2014, there were no such reclassifications.

Class Net Asset Values and Expenses

     All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Certain shareholder servicing and distribution fees are allocated to the particular class to which they are attributable.

     The Fund currently offers three classes of shares. Investor Class and Institutional Class shares include a redemption fee of 1% on the proceeds of shares redeemed within 90 days of purchase. Class C shares include a maximum deferred sales charge of 2% on the proceeds of Class C shares redeemed within 2 years of purchase.

Currency Translation

     The market values of foreign securities, currency holdings, other assets and liabilities initially expressed in foreign currencies are recorded in the financial statements after translation to U.S. dollars based on the exchange rates at the end of the period. The cost of such holdings is determined using historical exchange rates. Income and expenses are translated at approximate rates prevailing when accrued or incurred. The Fund does not isolate that portion of gains and losses on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains and losses from investments. Foreign securities and currency transactions may involve certain considerations and risks not typically associated with those of domestic origin.

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

     Pursuant to an Investment Advisory Agreement, the Advisor, Toreador Research & Trading, LLC (“TRT”) provides investment services for an annual fee of

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

1.15% of average daily net assets of the Fund. Effective December 27, 2012, TRT has contractually agreed to waive fees and reimburse the Fund for expenses in order to limit operating expenses to 2.00% for the Investor Class; 2.75% for Class C and 1.75% for the Institutional Class, of average daily net assets, respectively, through January 31, 2015. Fund operating expenses do not include interest, taxes, brokerage commissions, other expenditures capitalized in accordance with generally accepted accounting principles, and any other expenses not incurred in the ordinary course of the Fund’s business (“extraordinary expenses”). For the six months ended February 28, 2014, the Advisor earned and waived fees of $79,977 and reimbursed the Fund $1,999.

     FDCC acts as the Fund’s principal underwriter in the continuous public offering of the Fund’s shares. There were no underwriting commissions or fees received by FDCC in connection with the distribution of the Fund’s shares for the six months ended February 28, 2014. In addition, FDCC receives a deferred sales charge (“DSC”) of 2% for certain Fund share redemptions occurring within two years of purchase. Shares redeemed subject to a DSC will receive a lower redemption value per share. For the six months ended February 28, 2014, there were no DSCs for Fund shares redeemed.

     The Fund’s Investor Class and Class C shares have adopted a Distribution Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. For the Investor Class shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 0.25% of the Fund’s Investor Class’s average daily net assets. For Class C shares, the Plan provides that the Fund will pay a fee to the Distributor at an annual rate of 1.00% of Class C’s average daily net assets, of which 0.75% represents distribution 12b-1 fees and 0.25% represents shareholder servicing fees. The fees are paid to the Distributor as reimbursement for expenses incurred for distribution-related activity. For the six months ended February 28, 2014, $13,132 was incurred in Investor Class distribution fees and $2,466 was incurred in Class C distribution and shareholder servicing fees.

     Commonwealth Shareholder Services, Inc. ("CSS"), the administrative agent for the Fund, provides shareholder, recordkeeping, administrative and blue-sky filing services. For such administrative services, CSS receives an asset-based fee, based on the Fund’s average daily net assets. CSS earned $ 21,616 for its services for the six months ended February 28, 2014.

     Commonwealth Fund Services, Inc. ("CFSI") is the Fund’s Transfer and Dividend Disbursing Agent. CFSI earned $14,324 for its services for the six months ended February 28, 2014.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

     Certain officers and/or an interested director of the Fund are also officers, principals and/or director of CSS, FDCC and CFSI.

NOTE 3 – INVESTMENTS

     The cost of purchases and proceeds from sales of securities other than short-term notes for the six months ended February 28, 2014, were $61,767,888 and $21,736,021, respectively.

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

     Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These distribution differences primarily result from different treatments of post-October capital losses.

     There were no distributions paid during the six months ended February 28, 2014 or the year ended August 31, 2013.

     As of February 28, 2014, the components of distributable earnings on a tax basis were as follows:

Other accumulated gain (loss)	$(25,092,936)
Unrealized appreciation (depreciation) of investments and foreign currency transactions	1,075,737

$(24,017,199)

     Under the Regulated Investment Company Modernization Act of 2010 (“2010 Act”), net capital losses recognized after December 31, 2010, may be carried forward indefinitely, and their character is retained as short-term and / or long-term losses. Under the laws in effect prior to the 2010 Act, pre-enactment net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the 2010 Act requires that post-enactment net capital losses be used before pre-enactment net capital losses. As of February 28, 2014, the Fund has a capital loss carryforward of $26,623,274 available to offset future capital gains, if any. To the extent that this carryforward is used to offset future capital gains, it is probable that the amount which is offset will not be distributed to shareholders. $20,909,458 of this carryforward will expire in 2018 and is considered short-term, $692,738 may be carried forward indefinitely and is considered short-term and $5,021,078 may be carried forward indefinitely and is considered long-term.

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

     As of February 28, 2014, cost for Federal Income tax purpose is $51,713,412 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,341,388
Gross unrealized depreciation	(350,345)

Net unrealized appreciation	$991,043

NOTE 5 – CAPITAL STOCK TRANSACTIONS

	Investor Class Shares		Class C Shares		Class I Shares
	Six months ended		Six months ended		Six months ended
	February 28, 2014		February 28, 2014		February 28, 2014
	(unaudited)		(unaudited)		(unaudited)

	Shares	Value	Shares	Value	Shares	Value
Shares sold	401,341	$6,759,573	2,114	$30,986	1,901,339	$35,435,256
Shares reinvested		-	-	-	-	-
Shares redeemed	(85,619)	(1,438,609)	(2,807)	(41,596)	(5,530)	(98,645)

Net increase (decrease)	315,722	$5,320,964	(693)	$(10,610)	1,895,809	$35,336,611

	Class A Shares		Class C Shares		Class I Shares
	Year ended		Year ended		Year ended
	August 31, 2013		August 31, 2013		August 31, 2013

	Shares	Value	Shares	Value	Shares	Value
Shares sold	172,057	$2,585,584	1,114	$14,614	47,450	$785,070
Shares reinvested	-	-	-	-	-	-
Shares redeemed	(348,601)	(5,008,278)	(20,867)	(262,118)	(18,106)	(274,085)

Net increase (decrease)	(176,544)	$(2,422,694)	(19,753)	$(247,504)	29,344	$510,985

NOTE 6 – INVESTMENT IN RESTRICTED SECURITIES

     Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. A Fund may invest in restricted securities that are consistent with a Fund’s

TOREADOR INTERNATIONAL FUND
NOTES TO THE FINANCIAL STATEMENTS
February 28, 2014 (unaudited) (continued)

investment objective and investment strategies. A Fund will not invest in a restricted security if, immediately after and as a result of the investment in such security, more than 15% of the Fund’s net assets would be invested in illiquid securities. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board of Trustees. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. As of February 28, 2014, the Fund was invested in the following restricted securities:

Security	Acquisition Date	Cost	Balance of Shares Held 8/31/13	Gross Purchases And Additions	Gross Sales and Reductions	Balance Of Shares Held 2/28/14	Value 2/28/14	Income From Investments In Restricted Securities Included in Total Income
DataArt Enterprises, Inc., Preferred	02/19/08	$198,552	18,728	$ -	$ -	18,728	$269,009	$ -

NOTE 7 – SUBSEQUENT EVENTS

     Management has evaluated all transactions and events subsequent to the date of the statement of assets and liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

TOREADOR INTERNATIONAL FUND
SUPPLEMENTAL INFORMATION (unaudited)

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q”. These filings are available, without charge and upon request, by calling 1-800-527-9525 or on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

TOREADOR INTERNATIONAL FUND
FUND EXPENSES (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, deferred sales charges on certain redemptions made within 90 days of purchase of Investor Class and Institutional Class shares and within two years of purchase of Class C shares and (2) ongoing costs, including management fees, distribution fees (12b-1) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, September 1, 2013 and held for the six months ended February 28, 2014.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as deferred sales charges. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

INVESTOR CLASS	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,158.52	$10.70
Hypothetical (5% return before expenses)	$1,000.00	$1,015.00	$9.99

CLASS C	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,155.34	$14.70
Hypothetical (5% return before expenses)	$1,000.00	$1,0011.25	$13.71

CLASS I	Beginning Account Value September 1, 2013	Ending Account Value February 28, 2014	Expenses Paid During Period* September 1, 2013 through February 28, 2014
Actual	$1,000.00	$1,159.75	$9.37
Hypothetical (5% return before expenses)	$1,000.00	$1,016.25	$8.75

* - Expenses are equal to the Fund’s annualized expense ratio of 2.00% for Investor Class; 2.75% for Class C and 1.75% for Class I, multiplied by the average account value for the period, multiplied by 181 days in the most recent fiscal half year divided by 365 days in the current year.

Investment Advisor:

Toreador Research and Trading LLC
7493 N. Ingram Avenue, Suite 104
Fresno, California 93711

Distributor:

First Dominion Capital Corp.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

Tait, Weller and Baker, LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Transfer Agent:

For more information, wire purchase or redemptions, call or write to
Toreador International Fund’s Transfer Agent:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, Virginia 23235
(800) 628-4077 Toll Free

More Information:

For 24 hours, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Service at (800) 527-9525, or visit us on the web at www.theworldfunds.com

ITEM 2.            CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.            AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.            PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.            AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.            SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of this Form N-CSR.

ITEM 7.            DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.            PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.            PURCHASES OF EQUITY SECURITIES BY CLOSED-ENDMANAGEMENT INVESTMENT COMPANY AND AFFILIATEDPURCHASERS.

Not applicable.

ITEM 10.           SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.           CONTROLS AND PROCEDURES.

     (a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.           EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: The World Funds, Inc.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ John Pasco, III

John Pasco, III
Chief Executive Officer
(principal executive officer)

Date: May 5, 2014

By (Signature and Title)*:	/s/ Karen Shupe

Karen Shupe
Chief Financial Officer
(principal financial officer)

Date: May 5, 2014

* Print the name and title of each signing officer under his or her signature